EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva's ordinary shareholders by the weighted average number of ordinary shares outstanding (including fully vested restricted share units ("RSUs")) during the period, net of treasury shares.

In computing diluted earnings per share for the three and six months ended June 30, 2016 and 2015, basic earnings per share was adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested RSUs granted under employee stock compensation plans, and convertible senior debentures, using the treasury stock method.

Additionally, for the three and six months ended June 30, 2016, no account was taken of the potential dilution of the mandatory convertible preferred shares amounting to 59 million weighted average shares, since they had an anti-dilutive effect on earnings per share.